Movement in Allowance for Doubtful Accounts (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for Doubtful Accounts
Balance as of January 1	¥ 599	$ 86	¥ 316	¥ 177
Amounts charged to expenses	331	47	299	190
Amounts written off	(2)		(16)	(51)
Balance as of December 31	¥ 928	$ 133	¥ 599	¥ 316